13. SELLING AND MARKETING EXPENSES: Schedule of Selling and Marketing Expense (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Selling and Marketing Expense

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Payroll (sales personnel)	335,920	329,091	-	-
Marketing and advertising	178,058	105,658	103,123	9,858
Distribution	102,948	161,304	-	-
Travel	79,235	67,769	-	-
	696,161	663,822	103,123	9,858